Share Capital And Equity Compensation -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares shares in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance		766	766	744
Number of shares forfeited				(51)
Number of shares granted	204	204		73
Granted pre-separation			204
Converted into common shares pre-separation			(215)
Forfeited pre-separation			(6)
Number of shares outstanding immediately prior to separation balance			749
Net adjustment upon separation			153
Converted into shares post-separation			(28)
Number of shares outstanding balance			874	766